Contingent consideration (Tables)	6 Months Ended
Dec. 31, 2022
Statement [line items]
Summary of liabilities - contingent consideration

	Consolidated
	December	June 2022
	2022	Restated *
	$	$
Contingent consideration - Paxalisib	652,174	—
Contingent consideration – EVT801	786,287	758,840

	1,438,461	758,840